Concentrations of Credit Risk - (Details) $ in Millions	Dec. 31, 2023 USD ($)
Residential Real Estate Loan Concentration Risk
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	$ 1,406.0
Construction and Land Development
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	241.7
Lessors of Nonresidential Real Estate
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	530.9
Construction Loan Concentration Risk
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	128.7
Lessors of Residential Real Estate
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	123.4
Health Care and Social Assistance
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	119.5
Accommodation and Food Services
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	146.8
Manufacturing
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	$ 95.5